Other assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other assets	Other assets
Loans receivable, net of allowance for credit losses	$ 513,689	$ 595,640
Straight-line rents, prepaid expenses and other	506,031	592,032
Inventory	112,438	90,915
Lease incentives	100,401	133,660
Notes receivable, net of allowance for credit losses	86,846	401,989
Investments	49,590	76,756
Operating lease right of use assets, net (Note 17)	39,395	45,970
Derivative assets (Note 12)	12,247	81,770
Other receivables, net	458,641	583,306
Other assets	1,879,278	2,602,038
Financing receivable, allowance for credit loss	12,605	210,989	$ 33,887
Interest income, loans receivable	51,000	55,000	35,000
Loans receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, allowance for credit loss	329	478	689
Notes receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, allowance for credit loss	$ 0	$ 200,343	$ 24,274